Expense Example, No Redemption - FidelityInternationalValueFund-AMCIZPRO - FidelityInternationalValueFund-AMCIZPRO - Fidelity International Value Fund	Dec. 30, 2023 USD ($)
Fidelity Advisor International Value Fund - Class A
Expense Example, No Redemption:
1 Year	$ 697
3 Years	955
5 Years	1,232
10 Years	2,021
Fidelity Advisor International Value Fund - Class C
Expense Example, No Redemption:
1 Year	206
3 Years	637
5 Years	1,093
10 Years	2,163
Fidelity Advisor International Value Fund - Class M
Expense Example, No Redemption:
1 Year	500
3 Years	816
5 Years	1,155
10 Years	2,110
Fidelity Advisor International Value Fund - Class I
Expense Example, No Redemption:
1 Year	104
3 Years	325
5 Years	563
10 Years	1,248
Fidelity Advisor International Value Fund - Class Z
Expense Example, No Redemption:
1 Year	89
3 Years	278
5 Years	482
10 Years	$ 1,073